American Century Investments®
Quarterly Portfolio Holdings
Government Bond Fund
June 30, 2026

Government Bond Fund - Schedule of Investments
JUNE 30, 2026 (UNAUDITED)

	Principal Amount ($)/Shares	Value ($)
U.S. TREASURY SECURITIES — 37.2%
U.S. Treasury Bonds, 4.625%, 2/15/40	3,500,000	3,481,543
U.S. Treasury Bonds, 5.00%, 5/15/45	1,200,000	1,210,547
U.S. Treasury Bonds, 4.625%, 11/15/45	2,500,000	2,401,562
U.S. Treasury Bonds, 4.625%, 2/15/46	4,300,000	4,128,672
U.S. Treasury Bonds, 5.00%, 5/15/46	700,000	705,305
U.S. Treasury Bonds, 4.75%, 2/15/56	600,000	582,984
U.S. Treasury Bonds, 5.00%, 5/15/56	1,600,000	1,617,125
U.S. Treasury Inflation-Indexed Notes, 1.875%, 7/15/35	518,565	507,228
U.S. Treasury Notes, 4.625%, 10/15/26	15,000,000	15,035,763
U.S. Treasury Notes, 4.25%, 3/15/27	3,000,000	2,981,590
U.S. Treasury Notes, 4.50%, 5/15/27	7,000,000	7,023,975
U.S. Treasury Notes, 4.625%, 6/15/27	4,500,000	4,522,076
U.S. Treasury Notes, 3.875%, 7/31/27(1)	12,000,000	11,966,953
U.S. Treasury Notes, 3.875%, 11/30/27(1)	400,000	398,461
U.S. Treasury Notes, 3.375%, 2/29/28	7,000,000	6,913,320
U.S. Treasury Notes, 3.875%, 6/15/28	100,000	99,467
U.S. Treasury Notes, 3.375%, 9/15/28	2,000,000	1,966,914
U.S. Treasury Notes, 4.625%, 9/30/28	2,000,000	2,019,570
U.S. Treasury Notes, 3.75%, 12/31/28	6,000,000	6,070,686
U.S. Treasury Notes, 3.50%, 3/15/29	1,800,000	1,769,906
U.S. Treasury Notes, 4.125%, 3/31/29	16,000,000	15,983,437
U.S. Treasury Notes, 4.25%, 6/30/29	13,000,000	13,030,469
U.S. Treasury Notes, 3.875%, 9/30/29	1,500,000	1,500,084
U.S. Treasury Notes, 4.375%, 12/31/29	3,000,000	3,019,629
U.S. Treasury Notes, 4.875%, 10/31/30(1)	1,300,000	1,334,430
U.S. Treasury Notes, 4.375%, 11/30/30	1,100,000	1,107,584
U.S. Treasury Notes, 3.50%, 2/28/31	1,300,000	1,261,965
U.S. Treasury Notes, 4.25%, 2/28/31	4,800,000	4,808,719
U.S. Treasury Notes, 4.125%, 5/31/31	2,600,000	2,591,507
U.S. Treasury Notes, 4.125%, 10/31/31	3,800,000	3,781,520
U.S. Treasury Notes, 4.125%, 5/31/32	4,300,000	4,270,102
U.S. Treasury Notes, 3.875%, 8/31/32	5,000,000	4,893,066
U.S. Treasury Notes, 4.125%, 11/15/32	7,000,000	6,938,477
U.S. Treasury Notes, 4.25%, 5/31/33	4,000,000	3,985,625
U.S. Treasury Notes, 4.50%, 11/15/33	4,400,000	4,444,687
U.S. Treasury Notes, 4.125%, 2/15/36	14,500,000	14,148,828
U.S. Treasury Notes, 4.375%, 5/15/36	7,000,000	6,963,359
TOTAL U.S. TREASURY SECURITIES (Cost $170,326,615)		169,467,135
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 34.6%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 0.1%
GNMA, VRN, 5.125%, (1-year H15T1Y plus 1.50%), 11/20/32	30,062	30,258
GNMA, VRN, 5.625%, (1-year H15T1Y plus 2.00%), 10/20/34	149,104	152,137
GNMA, VRN, 5.125%, (1-year H15T1Y plus 1.50%), 12/20/34	67,342	67,266
GNMA, VRN, 5.00%, (1-year H15T1Y plus 1.50%), 3/20/35	74,762	75,216
GNMA, VRN, 5.375%, (1-year H15T1Y plus 1.50%), 7/20/35	119,257	121,094
GNMA, VRN, 5.00%, (1-year H15T1Y plus 1.50%), 3/20/36	220,700	220,692
		666,663
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 34.5%
FHLMC, 5.50%, 4/1/38	477,817	491,466

FHLMC, 3.00%, 2/1/43	2,077,415	1,882,175
FHLMC, 3.50%, 2/1/49	1,015,367	928,000
FHLMC, 3.00%, 1/1/50	992,035	866,272
FHLMC, 2.50%, 10/1/50	2,214,021	1,858,505
FHLMC, 2.50%, 5/1/51	5,912,165	4,996,735
FHLMC, 3.50%, 5/1/51	2,827,642	2,590,378
FHLMC, 2.00%, 8/1/51	5,094,041	4,109,372
FHLMC, 3.50%, 5/1/52	4,041,501	3,671,418
FHLMC, 3.50%, 5/1/52	684,620	627,754
FHLMC, 4.00%, 6/1/52	3,361,119	3,162,138
FHLMC, 5.00%, 7/1/52	1,051,852	1,048,288
FHLMC, 4.50%, 10/1/52	3,492,863	3,367,375
FHLMC, 4.50%, 10/1/52	1,115,993	1,078,635
FHLMC, 5.50%, 11/1/55	2,346,168	2,357,371
FHLMC, 5.50%, 1/1/56	2,340,017	2,352,126
FNMA, 3.63%, 8/1/28	6,814,506	6,664,725
FNMA, 5.50%, 8/1/34	430,030	434,447
FNMA, 5.50%, 1/1/36	491,572	506,031
FNMA, 4.50%, 6/1/41	629,907	623,275
FNMA, 4.00%, 2/1/46	1,073,719	1,023,849
FNMA, 4.00%, 4/1/46	1,462,595	1,394,511
FNMA, 2.50%, 2/1/51	4,788,931	4,078,864
FNMA, 3.00%, 6/1/51	4,337,382	3,875,221
FNMA, 4.00%, 8/1/51	1,539,682	1,449,816
FNMA, 2.50%, 12/1/51	2,072,323	1,761,561
FNMA, 3.00%, 2/1/52	689,020	608,790
FNMA, 2.00%, 3/1/52	2,081,765	1,694,789
FNMA, 3.00%, 3/1/52	4,208,635	3,723,621
FNMA, 4.00%, 4/1/52	3,973,297	3,735,738
FNMA, 4.00%, 4/1/52	1,378,688	1,297,343
FNMA, 3.00%, 5/1/52	4,349,199	3,842,084
FNMA, 3.00%, 5/1/52	1,219,143	1,080,218
FNMA, 4.00%, 5/1/52	2,557,069	2,392,905
FNMA, 3.50%, 6/1/52	2,475,207	2,259,475
FNMA, 5.00%, 6/1/52	3,357,964	3,339,157
FNMA, 2.50%, 7/1/52	1,189,856	1,001,606
FNMA, 4.50%, 7/1/52	788,619	762,057
FNMA, 5.00%, 7/1/52	3,973,016	3,946,100
FNMA, 4.50%, 9/1/52	861,711	836,429
FNMA, 5.00%, 9/1/52	1,597,950	1,591,139
FNMA, 5.00%, 10/1/52	2,359,580	2,339,652
FNMA, 5.00%, 1/1/53	3,389,131	3,362,823
FNMA, 5.50%, 3/1/54	6,428,232	6,484,225
FNMA, 4.50%, 4/1/54	5,705,026	5,504,907
FNMA, 5.50%, 12/1/55	13,917,856	13,974,959
GNMA, 5.00%, TBA	3,231,000	3,185,885
GNMA, 6.00%, 1/20/39	84,252	88,624
GNMA, 4.00%, 12/15/40	257,770	244,457
GNMA, 3.50%, 6/20/42	1,477,307	1,387,574
GNMA, 3.00%, 7/20/50	4,697,698	4,179,839
GNMA, 3.50%, 2/20/51	464,025	423,938
GNMA, 4.00%, 9/20/52	7,662,215	7,207,198
GNMA, 5.00%, 12/20/54	3,976,275	3,940,269
UMBS, 5.00%, TBA	8,792,000	8,640,216

UMBS, 5.50%, TBA	6,631,000	6,653,224
		156,929,549
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $161,808,041)		157,596,212
COLLATERALIZED MORTGAGE OBLIGATIONS — 18.2%
FHLMC, Series 2812, Class MF, VRN, 4.16%, (30-day average SOFR plus 0.56%), 6/15/34	507,829	507,674
FHLMC, Series 3153, Class FJ, VRN, 4.09%, (30-day average SOFR plus 0.49%), 5/15/36	417,656	416,154
FHLMC, Series 3397, Class GF, VRN, 4.21%, (30-day average SOFR plus 0.61%), 12/15/37	203,095	202,906
FHLMC, Series 3417, Class FA, VRN, 4.21%, (30-day average SOFR plus 0.61%), 11/15/37	426,452	426,127
FHLMC, Series 453, Class AK, 4.50%, 6/25/31	4,508,713	4,487,068
FHLMC, Series 459, Class GH, 4.80%, 7/25/31	4,424,000	4,440,590
FHLMC, Series 5648, Class EG, 4.00%, 4/15/33	4,588,186	4,448,184
FHLMC, Series K068, Class AM, SEQ, 3.32%, 8/25/27	6,400,000	6,319,520
FHLMC, Series K-1513, Class A2, SEQ, 2.73%, 12/25/31	5,399,000	4,992,662
FHLMC, Series K155, Class A3, SEQ, 3.75%, 4/25/33	5,000,000	4,739,323
FHLMC, Series K157, Class A2, SEQ, VRN, 3.99%, 5/25/33	6,200,000	6,082,552
FHLMC, Series K-171, Class A2, SEQ, VRN, 4.40%, 6/25/35	3,640,000	3,571,273
FHLMC, Series K505, Class A2, SEQ, 4.82%, 6/25/28	6,000,000	6,028,408
FHLMC, Series K752, Class A2, SEQ, 4.28%, 7/25/30	6,550,000	6,503,515
FHLMC, Series K755, Class A2, SEQ, 5.20%, 2/25/31	5,900,000	6,066,994
FHLMC, Series X3FX, Class A2FX, SEQ, 3.00%, 6/25/27	5,363,176	5,316,585
FNMA, Series 2005-103, Class FP, VRN, 4.04%, (30-day average SOFR plus 0.41%), 10/25/35	401,576	399,514
FNMA, Series 2009-89, Class FD, VRN, 4.34%, (30-day average SOFR plus 0.71%), 5/25/36	256,893	257,605
FNMA, Series 2022-M2, Class A2, SEQ, 2.40%, 11/25/31	6,875,000	6,233,427
FNMA, Series 2023-M5, Class 2A2, SEQ, VRN, 4.50%, 7/25/28	2,011,582	2,009,785
FNMA, Series 2024-M6, Class A2, VRN, 2.99%, 7/25/27	2,333,854	2,306,977
FNMA, Series 2025-35, Class HF, VRN, 5.33%, (30-day average SOFR plus 1.70%), 5/25/55	3,871,544	3,923,355
GNMA, Series 2007-5, Class FA, VRN, 3.89%, (1-month SOFR plus 0.25%), 2/20/37	176,073	176,044
GNMA, Series 2010-14, Class QF, VRN, 4.20%, (1-month SOFR plus 0.56%), 2/16/40	591,260	590,257
Seasoned Loans Structured Transaction Trust, Series 2021-2, Class A1D, SEQ, 2.00%, 7/25/31	2,541,099	2,319,566
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $82,891,079)		82,766,065
U.S. GOVERNMENT AGENCY SECURITIES — 4.2%
FHLB, 3.64%, 2/5/27	4,000,000	3,990,732
FHLB, 3.375%, 4/9/27	1,000,000	997,560
FHLMC, 6.25%, 7/15/32	4,000,000	4,416,378
FNMA, 0.875%, 8/5/30	3,000,000	2,629,105
FNMA, 6.625%, 11/15/30	3,000,000	3,288,031
Tennessee Valley Authority, 1.50%, 9/15/31	2,000,000	1,746,873
Tennessee Valley Authority, 4.375%, 8/1/34	1,000,000	999,718
Tennessee Valley Authority, 4.875%, 5/15/35	800,000	818,210
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $19,228,914)		18,886,607
MUNICIPAL SECURITIES — 4.0%
New York Power Authority Rev., Series A, 5.75%, 11/15/33 (AG)	5,000,000	5,277,223
State of California GO, 4.60%, 4/1/28, Prerefunded at 100% of Par(2)	13,000,000	13,067,387
TOTAL MUNICIPAL SECURITIES (Cost $18,496,584)		18,344,610
ASSET-BACKED SECURITIES — 3.1%
Brazos Education Loan Authority, Inc., Series 2021-2, Class A1A, SEQ, 2.06%, 1/25/72	408,226	359,861
Brazos Education Loan Authority, Inc., Series 2021-2, Class A1B, VRN, 4.46%, (1-month SOFR plus 0.81%), 1/25/72	1,532,046	1,523,853
ECMC Group Student Loan Trust, Series 2020-2A, Class A, VRN, 4.89%, (30-day average SOFR plus 1.26%), 11/25/69(3)	783,268	791,215
ECMC Group Student Loan Trust, Series 2021-1A, Class A1B, VRN, 4.31%, (30-day average SOFR plus 0.68%), 11/25/70(3)	2,461,679	2,439,556
Navient Student Loan Trust, Series 2021-1A, Class A1A, SEQ, 1.31%, 12/26/69(3)	1,456,310	1,222,917

Navient Student Loan Trust, Series 2021-1A, Class A1B, VRN, 4.34%, (30-day average SOFR plus 0.71%), 12/26/69(3)	313,621	310,556
North Texas Higher Education Authority, Inc., Series 2021-1, Class A1B, VRN, 4.33%, (1-month SOFR plus 0.68%), 9/25/61	1,607,905	1,601,991
North Texas Higher Education Authority, Inc., Series 2021-2, Class A1B, VRN, 4.33%, (1-month SOFR plus 0.68%), 10/25/61	3,298,231	3,275,149
Pennsylvania Higher Education Assistance Agency, Series 2021-1A, Class A, VRN, 4.27%, (30-day average SOFR plus 0.64%), 5/25/70(3)	1,428,543	1,410,087
U.S. Small Business Administration, Series 2017-20B, Class 1, 2.82%, 2/1/37	1,450,730	1,340,958
TOTAL ASSET-BACKED SECURITIES (Cost $13,932,102)		14,276,143
SHORT-TERM INVESTMENTS — 4.8%
Money Market Funds — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	63,445	63,445
Repurchase Agreements — 3.7%
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.5%, 11/15/33, valued at $17,017,700), at 3.65%, dated 6/30/26, due 7/1/26 (Delivery value $16,685,692)		16,684,000
Treasury Bills(4) — 1.1%
U.S. Treasury Bills, 3.75%, 9/17/26	5,000,000	4,960,562
TOTAL SHORT-TERM INVESTMENTS (Cost $21,708,093)		21,708,007
TOTAL INVESTMENT SECURITIES — 106.1% (Cost $488,391,428)		483,044,779
OTHER ASSETS AND LIABILITIES — (6.1)%		(27,917,506)
TOTAL NET ASSETS — 100.0%		$455,127,273

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)
U.S. Treasury 10-Year Notes	1	September 2026	$109,891	$513
U.S. Treasury 10-Year Ultra Notes	17	September 2026	1,911,969	10,264
U.S. Treasury Long Bonds	62	September 2026	7,037,000	72,434
U.S. Treasury Ultra Bonds	294	September 2026	34,149,937	679,644
			$43,208,797	$762,855

NOTES TO SCHEDULE OF INVESTMENTS
AG	–	Assured Guaranty, Inc.
FHLB	–	Federal Home Loan Bank
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GNMA	–	Government National Mortgage Association
GO	–	General Obligation
H15T1Y	–	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
TBA	–
To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.

UMBS	–	Uniform Mortgage-Backed Securities
VRN	–
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.

(1)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments and/or futures contracts. At the period end, the aggregate value of securities pledged was $2,262,122.
(2)Escrowed to maturity in U.S. government securities or state and local government securities.
(3)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $6,174,331, which represented 1.4% of total net assets.
(4)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury, Government Agency and municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
U.S. Treasury Securities	—	$169,467,135	—
U.S. Government Agency Mortgage-Backed Securities	—	157,596,212	—
Collateralized Mortgage Obligations	—	82,766,065	—
U.S. Government Agency Securities	—	18,886,607	—
Municipal Securities	—	18,344,610	—
Asset-Backed Securities	—	14,276,143	—
Short-Term Investments	$63,445	21,644,562	—
	$63,445	$482,981,334	—
Other Financial Instruments
Futures Contracts	$762,855	—	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.